AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares#	Value
Long-Term Investments — 79.2%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	23,768,121	$268,579,770
AST AQR Emerging Markets Equity Portfolio*	993,313	9,357,011
AST AQR Large Cap Core Portfolio*	20,939,979	336,086,655
AST BlackRock/Loomis Sayles Bond Portfolio*	17,138,285	249,533,424
AST ClearBridge Dividend Growth Portfolio*	29,875,603	503,105,159
AST Emerging Markets Equity Portfolio*	568,629	3,809,813
AST Goldman Sachs Global Income Portfolio*	11,969,330	138,245,760
AST Goldman Sachs Small-Cap Value Portfolio*	3,506,748	56,388,511
AST High Yield Portfolio*	1,524,290	14,587,455
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,564,291	74,814,472
AST International Growth Portfolio*	16,116,821	272,213,108
AST International Value Portfolio*	14,677,899	225,158,971
AST Jennison Large-Cap Growth Portfolio*	5,181,771	183,434,693
AST Large-Cap Core Portfolio*	20,145,376	337,837,961
AST Loomis Sayles Large-Cap Growth Portfolio*	5,883,855	331,908,245
AST MFS Growth Portfolio*	6,325,625	184,391,977
AST MFS Large-Cap Value Portfolio*	18,204,006	324,213,341
AST Mid-Cap Growth Portfolio*	2,486,247	23,892,833
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	385,866	8,381,007
AST PIMCO Dynamic Bond Portfolio*	5,450,651	52,217,237
AST Prudential Core Bond Portfolio*	73,350,562	951,356,795
AST QMA International Core Equity Portfolio*	21,410,213	206,180,354
AST Small-Cap Growth Opportunities Portfolio*	2,493,592	44,660,231
AST Small-Cap Growth Portfolio*	1,088,554	43,629,230
AST Small-Cap Value Portfolio*	834,665	14,965,535
AST T. Rowe Price Large-Cap Growth Portfolio*	5,728,473	228,050,497
AST T. Rowe Price Large-Cap Value Portfolio*	15,973,674	194,080,143
AST Templeton Global Bond Portfolio*	23,137	248,958
AST WEDGE Capital Mid-Cap Value Portfolio*	497,723	7,291,639
AST Wellington Management Global Bond Portfolio*	58,676,951	700,016,027
AST Western Asset Core Plus Bond Portfolio*	28,388,913	378,991,985
AST Western Asset Emerging Markets Debt Portfolio*	1,324,044	14,246,712

Total Long-Term Investments (cost $6,147,866,677)(w)		6,381,875,509

	Shares	Value
Short-Term Investments — 13.3%
Affiliated Mutual Fund — 12.2%
PGIM Core Ultra Short Bond Fund (cost $985,818,512)(w)	985,818,512	$985,818,512

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.1%
U.S. Treasury Bills
0.061%	02/25/21	86,500	86,401,137
0.139%	06/18/20	250	249,943

Total U.S. Treasury Obligations (cost $86,701,480)				86,651,080

Total Short-Term Investments (cost $1,072,519,992)				1,072,469,592

TOTAL INVESTMENTS—92.5% (cost $7,220,386,669)				7,454,345,101

Other assets in excess of liabilities(z) — 7.5%				604,869,041

Net Assets — 100.0%				$8,059,214,142

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
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AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
688	2 Year U.S. Treasury Notes	Jun. 2020	$151,623,375	$24,728
2,579	10 Year U.S. Treasury Notes	Jun. 2020	357,675,062	1,941,145
2,819	Mini MSCI EAFE Index	Jun. 2020	219,783,335	2,942,954
700	Russell 2000 E-Mini Index	Jun. 2020	40,166,000	496,003
6,001	S&P 500 E-Mini Index	Jun. 2020	771,038,485	6,864,699
				$12,269,529
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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